CITIGROUP [LOGO]





November 3, 2005


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus dated October 3, 2005 and the Statement of Additional Information dated October 3, 2005, as amended October 21, 2005 for Steepleview Fund do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 21, 2005, accession number 0001275125-05-000533.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David M. Whitaker

David M. Whitaker
Citigroup Fund Services, LLC












         Forum Financial Group Two Portland Square Portland, Maine 04101